LONG-TERM INVESTMENTS - Fair value (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2024	Sep. 30, 2024	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Joint venture investee
LONG-TERM INVESTMENTS
Initial investment in its common shares		$ 2,600	$ 1,600
Equity ownership percentage		50.00%
Fund investee
LONG-TERM INVESTMENTS
Initial investment in its common shares	$ 11,200
Equity ownership percentage	99.90%
Debt investments in investees' preferred shares
LONG-TERM INVESTMENTS
Fair value of available-for-sale debt investments at the beginning of the year (Level 3)				$ 49,307	$ 29,702	$ 10,110
Additions - initial investment					15,000	15,000
Reclass to short-term investments				(38,738)
Change in fair value				$ 24,736	$ 4,828	$ 5,620
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]				OCI, Debt Securities, Available-for-Sale, Gain (Loss), after Adjustment and Tax	OCI, Debt Securities, Available-for-Sale, Gain (Loss), after Adjustment and Tax	OCI, Debt Securities, Available-for-Sale, Gain (Loss), after Adjustment and Tax
Foreign currency translation adjustment				$ (229)	$ (223)	$ (1,028)
Fair value of available-for-sale debt investments at the end of the year (Level 3)				$ 35,076	$ 49,307	$ 29,702